Financial instruments - additional disclosures (Details 11) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ten day loss fair value VAR model [line items]
All financial instruments	$ 498	$ 541
Instruments sensitive to foreign currency exchange rates	184	222
Instruments sensitive to equity market movements	27	26
Instruments sensitive to interest rates	242	328
Average
Ten day loss fair value VAR model [line items]
All financial instruments	521	402
Instruments sensitive to foreign currency exchange rates	277	203
Instruments sensitive to equity market movements	28	50
Instruments sensitive to interest rates	282	308
High
Ten day loss fair value VAR model [line items]
All financial instruments	560	541
Instruments sensitive to foreign currency exchange rates	352	245
Instruments sensitive to equity market movements	35	99
Instruments sensitive to interest rates	338	407
Low
Ten day loss fair value VAR model [line items]
All financial instruments	466	316
Instruments sensitive to foreign currency exchange rates	184	147
Instruments sensitive to equity market movements	21	26
Instruments sensitive to interest rates	219	234
Worst case loss scenario
Ten day loss fair value VAR model [line items]
All financial instruments	7	6
Instruments sensitive to interest rates	$ 7	$ 6